Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	$ 191,369
Balance at ending	157,437	$ 191,369
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	246,114	217,114
Business combinations		29,000
Balance at ending	246,114	246,114
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(54,745)	(23,136)
Amortization expense	33,932	31,609
Balance at ending	(88,677)	(54,745)
Purchased technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	86,217
Balance at ending	68,547	86,217
Purchased technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	110,123	95,323
Business combinations		14,800
Balance at ending	110,123	110,123
Purchased technology | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(23,906)	(7,809)
Amortization expense	17,670	16,097
Balance at ending	(41,576)	(23,906)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	100,992
Balance at ending	85,635	100,992
Customer relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	126,456	112,256
Business combinations		14,200
Balance at ending	126,456	126,456
Customer relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(25,464)	(11,336)
Amortization expense	15,357	14,128
Balance at ending	(40,821)	(25,464)
Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	3,967
Balance at ending	3,201	3,967
Brand | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	6,787	6,787
Business combinations		0
Balance at ending	6,787	6,787
Brand | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(2,820)	(2,135)
Amortization expense	766	685
Balance at ending	(3,586)	(2,820)
Other purchased intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	193
Balance at ending	54	193
Other purchased intangibles | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	2,748	2,748
Business combinations		0
Balance at ending	2,748	2,748
Other purchased intangibles | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(2,555)	(1,856)
Amortization expense	139	699
Balance at ending	$ (2,694)	$ (2,555)